Common Stock Warrants (Details) - Schedule of warrants to purchase shares of the company’s common stock - Blade Therapeutics, Inc. [Member] - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
2020 Convertible Notes [Member]
Equity-classified
Number of Shares Outstanding and exercisable	[1]	1,309,695	1,309,695
Issue Date	[1]	Jul. 22, 2020
Exercise Price (in Dollars per share)	[1]	$ 0.01
Expiration Date	[1]	Jul. 22, 2030
2021 Convertible Notes [Member]
Equity-classified
Number of Shares Outstanding and exercisable	[1]	3,044,223
Issue Date	[1]	May 25, 2021
Exercise Price (in Dollars per share)	[1]	$ 0.01
Expiration Date	[1]	May 25, 2031
Total liability-classified [Member]
Equity-classified
Number of Shares Outstanding and exercisable		4,353,918	1,309,695
Total warrants [Member]
Equity-classified
Number of Shares Outstanding and exercisable		5,790,354	2,746,131
2015 Convertible Note [Member]
Equity-classified
Number of Shares Outstanding and exercisable		200,000	200,000
Issue Date		May 04, 2015
Exercise Price (in Dollars per share)		$ 0.01
Expiration Date		May 04, 2025
Series A financing [Member]
Equity-classified
Number of Shares Outstanding and exercisable		900,000	900,000
Issue Date		Jul. 06, 2015
Exercise Price (in Dollars per share)		$ 0.01
Expiration Date		Jul. 06, 2025
Term loan agreement initial warrant [Member]
Equity-classified
Number of Shares Outstanding and exercisable		152,926	152,926
Issue Date		Mar. 08, 2019
Exercise Price (in Dollars per share)		$ 0.28
Expiration Date		Mar. 08, 2029
Term loan agreement subsequent warrant [Member]
Equity-classified
Number of Shares Outstanding and exercisable		183,510	183,510
Issue Date		Dec. 16, 2019
Exercise Price (in Dollars per share)		$ 0.28
Expiration Date		Mar. 08, 2029
Total Equity-Classified [Member]
Equity-classified
Number of Shares Outstanding and exercisable		1,436,436	1,436,436

[1]	At December 31, 2020 and 2021, the number of shares exercisable under the warrants issued in connection with the 2020 and 2021 Convertible Notes was subject to adjustment pending certain contingent events; however, the number of shares exercisable and the related valuations have been performed assuming that the number of shares exercisable is 50% of the Excess Amount (as defined below) funded by the holder for the 2020 warrants (150% of the Excess Amount for the 2021 warrants) divided by $1.141.